PROPERTY AND EQUIPMENT - NET - Estimated useful lives for financial reporting purposes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021
Non Cash Right of Use Assets, Depreciation	$ 158,576
Operating Lease, Right-of-Use Asset, Amortization Expense	158,576	$ 156,250
Depreciation, Amortization and Accretion, Net	161,799	159,469
Right-of-use assets	$ 171,122	329,698	$ 43,965
Leasehold Improvements [Member]
Property Plant And Equipment Useful Life Description	-Shorter of term of lease or useful life of asset
Right-of-use assets	$ 171,122	$ 329,698
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years